Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial information by segment [Abstract]
Profit attributable to the Company	$ (24,661)	$ (4,070)
Profit attributable to non-controlling interests	(6,130)	(6,728)
Income tax (benefit)/expense	(2,168)	6,050
Financial expense, net	159,387	155,779
Depreciation, amortization, and impairment charges	207,118	217,809
Total segment Adjusted EBITDA	(403,828)	(402,305)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit attributable to the Company	24,661	4,070
Profit attributable to non-controlling interests	6,130	6,728
Income tax (benefit)/expense	(2,168)	6,050
Financial expense, net	159,387	155,779
Depreciation, amortization, and impairment charges	207,118	217,809
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	8,700	11,869
Total segment Adjusted EBITDA	$ 403,828	$ 402,305